Net Loss per Share Attributable to Common Stockholders - Antidilutive Securities (Details) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential dilutive securities (shares)	49,531	299,628	54,384	283,124	236,883
Redeemable convertible preferred stock (on an as-converted basis)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential dilutive securities (shares)	0	239,275	0	230,953	191,602
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential dilutive securities (shares)	21,428	34,554	33,802	36,247	39,191
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential dilutive securities (shares)	28,103	20,021	17,987	15,924	6,065
Common stock subject to repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential dilutive securities (shares)			0	0	25
Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential dilutive securities (shares)	0	5,778	2,595	0	0